CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CONTRACT ASSETS AND CONTRACT LIABILITIES
Contract assets	¥ 102,690	¥ 141,418	¥ 236,499
Significant changes in the contract assets balances
Beginning Balance	141,418	236,499
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(141,418)	(236,499)
Contract assets recognized, net of reclassification to receivables	102,690	141,418
Net change in contract assets	(38,728)	(95,081)	(199,522)
Ending Balance	102,690	141,418	236,499
Contract liabilities	712,362	337,483	130,259
Significant changes in the contract liabilities balances
Beginning Balance	337,483	130,259
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(60,307)	(119,255)
Cash received in advance and not recognized as revenue	435,186	326,479
Net change in contract liabilities	374,879	207,224	(130,271)
Ending Balance	¥ 712,362	¥ 337,483	¥ 130,259